Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	CAD 32,351	CAD 956
Accounts receivable, net (note 5 and 15(d))	24,736	66,503
Unbilled revenue (note 6 and 15(d))	17,565	43,622
Inventories	2,575	7,449
Prepaid expenses and deposits (note 7)	1,682	2,253
Assets held for sale (note 8 and 15(a))	180	29,589
Total current assets	79,089	150,372
Plant and equipment, net of accumulated depreciation of $188,398 and $173,537 (note 10)	258,752	260,898
Other assets (note 11(a))	7,008	9,755
Deferred tax assets (note 9)	15,845	35,556
Total Assets	360,694	456,581
Current liabilities
Accounts payable	25,034	58,089
Accrued liabilities (note 12)	6,768	14,997
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 6)	457	0
Current portion of capital lease obligations (note 14)	24,114	22,201
Current portion of long term debt (note 13(a))	5,962	0
Total current liabilities	62,335	95,287
Long term debt (note 13(a))	42,537	64,269
Capital lease obligations (note 14)	38,329	41,854
Other long term obligations (note 16(a))	3,567	3,459
Deferred tax liabilities (note 9)	42,308	62,133
Total liabilities	189,076	267,002
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2015 - 33,150,281 (December 31, 2014 - 34,923,916) (note 17(a))	275,520	290,800
Treasury shares (note 17(a))	(5,960)	(3,685)
Additional paid-in capital	29,527	19,866
Deficit	(127,469)	(117,402)
Total shareholders' equity	171,618	189,579
Total liabilities and shareholders' equity	CAD 360,694	CAD 456,581
Commitments (note 18)
Contingencies (note 19)